LEASES	12 Months Ended
Jan. 02, 2016
Leases [Abstract]
LEASES
16.	LEASES

The Company leases various warehouse and office facilities and certain equipment under operating and capital lease agreements that expire at various dates and in some instances contain renewal provisions. The Company expenses operating lease costs, including any scheduled rent increases, rent holidays or landlord concessions—on a straight-line basis over the lease term. The Company also has an unfunded lease obligation on a distribution facility through 2023.

Future minimum lease payments under the above mentioned noncancelable lease agreements, together with contractual sublease income, as of January 2, 2016, are as follows (in thousands):

	Unfunded Lease Obligation	Capital Leases	Operating Leases	Sublease Income	Net
2016	$4,269	$51,022	$31,922	$(1,026)	$86,187
2017	4,269	51,121	29,146	(884)	83,652
2018	4,269	68,996	24,603	(6)	97,862
2019	4,663	47,334	24,099	—	76,096
2020	4,809	38,784	20,469	—	64,062
Thereafter	14,428	46,348	35,397	—	96,173

Total minimum lease payments (receipts)	36,707	303,605	$165,636	$(1,916)	$504,032

Less amount representing interest	(9,704)	(33,199)

Present value of minimum lease payments	$27,003	$270,406

Total operating lease expense, included in Distribution, selling and administrative costs in the Company’s Consolidated Statements of Comprehensive Income (Loss) was $44 million in each of the fiscal years 2015, 2014 and 2013.